Expense Example, No Redemption - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Value Strategies Fund - Class A
Expense Example, No Redemption:
1 Year	$ 680
3 Years	902
5 Years	1,141
10 Years	1,827
Fidelity Advisor Value Strategies Fund - Class C
Expense Example, No Redemption:
1 Year	187
3 Years	579
5 Years	995
10 Years	1,962
Fidelity Advisor Value Strategies Fund - Class M
Expense Example, No Redemption:
1 Year	482
3 Years	760
5 Years	1,058
10 Years	1,906
Fidelity Advisor Value Strategies Fund - Class I
Expense Example, No Redemption:
1 Year	86
3 Years	268
5 Years	466
10 Years	$ 1,037